FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial assets
Cash and cash equivalents	$ 23,352	$ 2,770	$ 3,152	$ 6,166
Prepaid expenses and other receivables		2,176
Investments
Financial liabilities
Accounts payable and accrued liabilities		1,938
Unsecured notes payable		150
Warrant liability	30
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	23,352
Prepaid expenses and other receivables	1,480
Investments
Financial liabilities
Accounts payable and accrued liabilities	750
Unsecured notes payable
Warrant liability
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Investments	9,082	9,144
Financial liabilities
Accounts payable and accrued liabilities
Unsecured notes payable
Warrant liability	$ 33	$ 1,120